SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Schedule of General and Administrative Expenses) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | ₪			₪ 8,922	₪ 9,126	₪ 22,062
Salary expenses relating Stock Incentive Plan | ₪					152
Office maintenance | ₪			1,182	1,106	1,149
Professional fees | ₪			3,436	3,230	3,922
Vehicles | ₪			713	602	415
Depreciation and amortization | ₪			599	652	558
Bad and doubtful debts | ₪			226	(1,292)	3,402
Communication | ₪			136	116	135
Other | ₪			625	1,037	1,130
General and administrative expenses | ₪			₪ 15,839	₪ 14,577	₪ 32,925
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | $		$ 2,573
Salary expenses relating Stock Incentive Plan | $
Office maintenance | $		341
Professional fees | $		991
Vehicles | $		206
Depreciation and amortization | $		173
Bad and doubtful debts | $		65
Communication | $		39
Other | $		181
General and administrative expenses | $	[1]	$ 4,569

[1]	Convenience Translation into US Dollars.